UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 09, 2021	Jun. 30, 2021	May 31, 2021
Current assets
Cash and cash equivalents		$ 1,638,218	$ 39,736
Total assets		1,638,218	39,736
Current liabilities
Advance of equity contribution	$ 1,600,000	1,600,000
Accounts payable		246	261
Total current liabilities		1,600,246
Total liabilities		1,600,246	261
Ordinary shares subject to possible redemption, no nominal value, 40,000 shares authorized, issued and outstanding		40,000	40,000
Shareholders' equity (deficit)
Accumulated deficit		(2,028)	(525)
Total shareholders' equity (deficit)		37,972	(525)
Total liabilities and shareholders' equity (deficit)		$ 1,638,218	$ 39,736